Shareholder Report, Holdings (Details) - Parvin Hedged Equity Solari World Fund	May 31, 2024
Holdings [Line Items]
Percent of Total Investments	36.35%
Agnico [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
Silvercorp [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Ebay [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
C H Robinson [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Mercado Libre [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Orkla [Member]
Holdings [Line Items]
Percent of Total Investments	3.53%
Amcor [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
Air Products Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.33%
Telenor [Member]
Holdings [Line Items]
Percent of Total Investments	3.33%
Royal Gold [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	16.77%
Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	18.77%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	11.44%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Health Cares [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.92%
Money Mkt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.34%
Put Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.48%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.22%
ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.59%
BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.86%
CANADA
Holdings [Line Items]
Percent of Total Investments	10.24%
COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.78%
IRELAND
Holdings [Line Items]
Percent of Total Investments	3.05%
MEXICO
Holdings [Line Items]
Percent of Total Investments	2.73%
NORWAY
Holdings [Line Items]
Percent of Total Investments	9.28%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.58%
RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%
SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.12%
TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.72%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.23%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.82%